Convertible Debt Instruments - Summary of changes in the convertible debt instruments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Borrowings [abstract]
Carrying amount at beginning of year	$ 8,569
Proceeds from issuance of convertible debt instruments	152
Fair value adjustment included in finance expenses	1,183
Currency adjustment	(209)
Converted to equity	$ (9,695)
Carrying amount at end of year